NVIT American Funds Global Growth Fund Expense Example - NVIT American Funds Global Growth Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	554
Expense Example, with Redemption, 10 Years	1,259
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	386
Expense Example, with Redemption, 5 Years	688
Expense Example, with Redemption, 10 Years	$ 1,545